Capital and Funding - Summary of Currency Retranslation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in foreign currency translation reserve [abstract]
Currency retranslation reserve beginning balance	€ (3,927)	€ (3,034)
Currency retranslation during the year	(843)	(50)
Movement in net investment hedges and exchange differences in net investments in foreign operations	77	(909)
Recycled to income statement	(71)	66
Currency retranslation reserve ending balance	€ (4,764)	€ (3,927)